Reconciliation of Segment Measures to the Consolidated Income Statements	12 Months Ended
Dec. 31, 2021
Reconciliation of Segment Measures to the Consolidated Income Statements
Reconciliation of Segment Measures to the Consolidated Income Statements

(C.2) Reconciliation of Segment Measures to the Consolidated Income Statements

€ millions	2021		2020		2019
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Applications, Technology & Support	23,502	23,816	22,965	23,446	23,051
Services	3,234	3,283	3,379	3,432	3,679
Qualtrics	929	957	681	696	508
Total segment revenue for reportable segments	27,665	28,055	27,024	27,574	27,238
Other revenue	177	177	319	322	396
Adjustment for currency impact	0	-390	0	-554	0
Adjustment of revenue under fair value accounting	0	0	-5	-5	-81
 Total revenue	27,842	27,842	27,338	27,338	27,553

Applications, Technology & Support	9,567	9,718	9,722	9,934	9,773
Services	728	743	645	642	517
Qualtrics	44	44	-4	-5	-9
Total segment profit for reportable segments	10,339	10,505	10,363	10,571	10,281
Other revenue	177	177	319	322	396
Other expenses	-2,286	-2,274	-2,395	-2,390	-2,469
Adjustment for currency impact	0	-178	0	-216	0
Adjustment for
Revenue under fair value accounting	0	0	-5	-5	-81
Acquisition-related charges	-623	-623	-577	-577	-689
Share-based payment expenses	-2,794	-2,794	-1,084	-1,084	-1,835
 Restructuring	-157	-157	3	3	-1,130
 Operating profit	4,656	4,656	6,623	6,623	4,473
 Other non-operating income/expense, net	17	17	-179	-179	-74
 Financial income, net	2,174	2,174	776	776	198
 Profit before tax	6,847	6,847	7,220	7,220	4,596

[1] The 2021 constant currency amounts are only comparable to 2020 actual currency amounts; 2020 constant currency amounts are only comparable to 2019 actual currency amounts.